Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

Series E Preferred Stock

On October 14, 2025, the Company entered into the Fifth Securities Purchase Agreement with certain accredited investors named therein, pursuant to which the Company agreed to issue and sell up to 9,750 shares of the Company’s Series E Preferred Stock for an aggregate purchase price of up to $7 million in one or more closings. On October 15, 2025, the Company and the requisite buyers party to the Fifth Securities Purchase Agreement entered into Amendment No. 1 to the Securities Purchase Agreement (the “SPA Amendment”) to add an additional Buyer (as defined in the Fifth Securities Purchase Agreement) and increase the size of the Initial Closing (as defined in the Fifth Securities Purchase Agreement) by $500,000 to an aggregate of approximately $2.25 million of gross proceeds and reduce the size of the Additional Closings (as defined in the Fifth Securities Purchase Agreement) by an offsetting amount. There was no change to the aggregate amount of up to $7 million of proceeds to be funded pursuant to the Fifth Securities Purchase Agreement upon consummation of all of the Closings (as defined in the Fifth Securities Purchase Agreement) provided for therein.

On October 16, 2025, pursuant to the Fifth Securities Purchase Agreement, the Company issued and sold, and certain investors purchased 3,816 shares of the Series E Preferred Stock for aggregate proceeds of approximately $2.25 million, paid in cash. Each Additional Closing under the Fifth Securities Purchase Agreement is subject to a mutual option of the Company and certain investors and satisfaction of customary closing conditions.

The Fifth Securities Purchase Agreement includes the consent of the holders of the Company’s outstanding Series C and Series D Preferred Stock to the issuance of the Series E Preferred Stock pari passu therewith, in consideration for the reduction of the conversion price for the Company’s outstanding Series C and Series D convertible preferred stock to $1.76, effective as of the date of the Fifth Securities Purchase Agreement.

On October 14, 2025, the Company filed the Certificate of Designations of Rights and Preferences of the Series E Preferred Stock (the “Series E Certificate of Designations”) establishing and designating 10,000 shares of the Company’s Series E Preferred Stock and establishing the rights, preferences and privileges of the Series E Preferred Stock, as summarized below:

General. Each share of Series E Preferred Stock has a stated value of $1,000 per share and, when issued, the Series E Preferred Stock will be fully paid and non-assessable.

Ranking. The Series E Preferred Stock, with respect to the payment of dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, ranks senior to all capital stock of the Company (except the Series A convertible preferred stock which will rank senior to the Series E Preferred Stock and except for the Series C convertible preferred stock and Series D convertible preferred stock, which will rank pari passu to the Series E Preferred Stock) unless the Required Holders (as defined in the Fifth Securities Purchase Agreement) consent to the creation of other capital stock of the Company that is senior or equal in rank to the Series E Preferred Stock.

Dividends. The holders of Series E Preferred Stock will be entitled to dividends, on an as-if converted basis, equal to and in the same form as dividends actually paid on shares of the Common Stock, when and if actually paid.

Purchase Rights. If at any time the Company grants, issues or sells any options, convertible securities, or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of Common Stock (the “Series E Purchase Rights”), then each holder of Series E Preferred Stock will be entitled to acquire, upon the terms applicable to such Series E Purchase Rights, the aggregate Series E Purchase Rights which such holder could have acquired if such holder had held the number of shares of Common Stock acquirable upon complete conversion of all the Series E Preferred Stock (without taking into account any limitations or restrictions on the convertibility of the Series E Preferred Stock and assuming for such purpose that all the Series E Preferred Stock held by such holder were converted at the Series E Alternate Conversion Price (as defined below) in effect as of the applicable record date); subject to certain limitations on beneficial ownership.

Conversion Rights

Conversion at Option of Holder. Each holder of Series E Preferred Stock may convert all, or any part, of the outstanding Series E Preferred Stock, at any time at such holder’s option, into shares of the Common Stock (which converted shares of Common Stock are referred to as “Conversion Shares” herein) at the fixed “Series E Conversion Price” of $4.1625, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions.

Voluntary Adjustment Right. Subject to the rules and regulations of Nasdaq, the Company has the right, at any time after the Stockholder Approval Date (as defined below), with the written consent of the Required Holders, to lower the fixed Series E Conversion Price to any amount and for any period of time deemed appropriate by the Board of Directors.

Alternate Optional Conversion. After the Stockholder Approval Date, at any time, at the option of the holder, the holder may convert the Series E Preferred Stock at the “Series E Alternate Optional Conversion Price” equal to the lesser of:

●	The applicable Series E Conversion Price, and

●	the greater of:

●	the floor price of $1.00; and

●	95% of the lowest volume weighted average price of the Common Stock during the five consecutive trading days immediately prior to such conversion.

Alternate Conversion Upon a Triggering Event. Following the occurrence and during the continuance of a Triggering Event (as defined below), each holder may alternatively elect to convert the Series E Preferred Stock at the “Series E Alternate Triggering Event Conversion Price” (and together with the Series E Alternate Optional Conversion Price, each an “Series E Alternate Conversion Price”) equal to the lesser of:

●	The applicable Series E Conversion Price, and

●	the greater of:

●	the floor price of $1.00; and

●	90% of the lowest volume weighted average price of the Common Stock during the five consecutive trading days immediately prior to such conversion.

The Series E Certificate of Designations contains standard and customary triggering events (each, a “Series E Triggering Event”), including but not limited to: (i) the suspension from trading or the failure to list the Common Stock within certain time periods; (ii) failure to declare or pay any dividend when due; (iii) the failure to timely file or make effective a registration statement on Form S-1 or Form S-3 pursuant to the Registration Rights Agreement (as defined below), (iv) the Company’s failure to cure a conversion failure or notice of the Company’s intention not to comply with a request for conversion of any Series E Preferred Stock, and (iv) bankruptcy or insolvency of the Company.

Other Adjustments. In connection with the Private Placement, the Company has agreed to seek stockholder approval at a special meeting of stockholders, of the issuance of Conversion Shares at a conversion price below the Series E Conversion Price (the date of such approval, the “Series E Stockholder Approval Date”). If the Company has not otherwise obtained such stockholder approval prior to October 31, 2025, which is not expected to occur, then the Company shall (i) file a preliminary Proxy Statement seeking such stockholder consent with the SEC no later than October 31, 2025, (ii) use reasonable best efforts to file the definitive Proxy Statement no later than November 30, 2025 and (iii) use reasonable best efforts to hold the Stockholder Meeting no later than December 31, 2025 (the “Stockholder Meeting Deadline”). If, on or after the Series E Stockholder Approval Date, the Company issues any shares of Common Stock for a consideration per share (the “New Issuance Price”) less than a price equal to the Series E Conversion Price in effect immediately prior to such issuance (each, a “Dilutive Issuance”), the Series E Conversion Price shall be reduced to the New Issuance Price; provided that, if any Dilutive Issuances or other events that would have resulted in an adjustment to the Series E Conversion Price prior to the Series E Stockholder Approval Date, the Series E Conversion Price shall automatically adjust to such New Issuance Price on the Series E Stockholder Approval Date.

Bankruptcy Triggering Event Redemption Right. Upon any bankruptcy Series E Triggering Event, the Company shall immediately redeem in cash all amounts due under the Series E Preferred Stock at a 25% premium to the greater of (x) the amount of shares of Series E Preferred Stock then outstanding and (y) the equity value of the shares of Series E Preferred Stock then outstanding, unless the holder waives such right to receive such payment. The equity value of the Common Stock underlying the Series E Preferred Stock is calculated using the greatest closing sale price of the Common Stock on any trading day immediately preceding such bankruptcy Series E Triggering Event and the date the Company makes the entire payment required.

Change of Control Exchange. Upon a change of control of the Company, each holder may require the Company to exchange the holder’s shares of Series E Preferred Stock for consideration equal to the Change of Control Election Price (as defined in the Series E Certificate of Designations), to be satisfied at the Company’s election in either (x) cash or (y) rights convertible into such securities or other assets to which such holder would have been entitled with respect to such shares of Common Stock had such shares of Common Stock been held by such holder upon consummation of such corporate event.

Company Optional Redemption. At any time the Company shall have the right to redeem in cash all, but not less than all, the shares of Series E Preferred Stock then outstanding at a 25% redemption premium to the greater of (x) the amount of shares being redeemed, and (y) the equity value of the Common Stock underlying the Series E Preferred Stock. The equity value of the Common Stock underlying the Series E Preferred Stock is calculated using the greatest closing sale price of the Common Stock on any trading day immediately preceding the date the Company notifies the holders of the Company’s election to redeem and the date the Company makes the entire payment required.

Fundamental Transactions. The Series E Certificate of Designations prohibit the Company from entering specified fundamental transactions (including, without limitation, mergers, business combinations and similar transactions) unless the Company (or the Company’s successor) assumes in writing all of the Company’s obligations under the Series E Certificate of Designations and the other Transaction Documents (as defined in the Series E Certificate of Designations).

Voting Rights. The holders of the Series E Preferred Stock shall have no voting power and no right to vote on any matter at any time, either as a separate series or class or together with any other series or class of share of capital stock, and shall not be entitled to call a meeting of such holders for any purpose nor shall they be entitled to participate in any meeting of the holders of Common Stock, except as provided in the Series E Certificate of Designations (or as otherwise required by applicable law).

Covenants. The Series E Certificate of Designations contains a variety of obligations on the Company’s part not to engage in specified activities. In particular, the Company will not, and will cause the Company’s subsidiaries to not, redeem, repurchase or declare any dividend or distribution on any of the Company’s capital stock (other than as required under the Series E Certificate of Designations) and will not incur any indebtedness other than ordinary course trade payables or, subject to certain exceptions, incur any liens. In addition, the Company will not issue any preferred stock or issue any other securities that would cause a breach or default under the Series E Certificate of Designations.

Reservation Requirements. So long as any Series E Preferred Stock remains outstanding, the Company shall at all times reserve at least 250% of the number of shares of Common Stock as shall from time to time be necessary to effect the conversion of all Series E Preferred Stock then outstanding.

Registration Rights Agreement

On October 14, 2025, the Company entered into the Fifth Registration Rights Agreement, pursuant to which the Company will be required to file a registration statement with the SEC, to register for resale the Common Stock issuable upon the conversion of the Series E Preferred Stock.

Nasdaq Delisting

On October 29, 2025, the Company received the determination of the Nasdaq Hearings Panel (the “Panel”) to deny the Company’s request to continue the listing of its shares of common stock on Nasdaq and that the trading in the Company’s securities would be suspended at the open of trading on October 31, 2025. The Company submitted a request for review of the Panel’s decision by the Nasdaq Listing and Hearing Review Council. On October 31, 2025, the Company’s shares of common stock commenced trading on the OTC Pink Sheets.

Other

Subsequent to September 30, 2025 and through November 19, 2025, 4,448 shares of Series D Preferred Stock were converted into 7,359,955 shares of Common Stock at conversion share prices ranging from $5.36, the Series D Adjustment Price, down to $0.05 per share.

Subsequent to September 30, 2025 and through November 19, 2025, the Company sold 12,246,318 shares of Common Stock pursuant to the New Keystone Purchase agreement for gross proceeds of $1,540,290.

NOTE 15 – SUBSEQUENT EVENTS

On January 6, 2025, 625 Series A Preferred Warrants were exercised into 625 shares of Series A Preferred Stock for gross cash proceeds of $500,000.

On January 6, 2025, the Company issued warrants to purchase an aggregate of 8,193 shares of Common Stock to a certain investor affiliated with each other to induce investors to exercise their Series A Preferred Warrants for cash (the “January 2025 Common Warrants”). The January 2025 Common Warrants are initially exercisable for cash at an initial exercise price equal to $116.40 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events). The January 2025 Common Warrants are exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expiring on the third anniversary of the Initial Exercisability Date. The January 2025 Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise. If at the time of exercise of the January 2025 Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the January 2025 Common Warrants, such warrants may be exercised on a cashless basis pursuant to their terms

During the period from January 1, 2025 to April 10, 2025, 1,098 shares of Series A Preferred Stock were converted into 14,442 shares of Common Stock. The conversion ratio was based on the Series A Certificate of Designations and reflected the applicable Alternate Conversion Price.

During the period from January 1, 2025 to April 10, 2025, 75 shares of Series B Preferred Stock were converted into 2,500 shares of Common Stock. The conversion ratio was based on the Series B Certificate of Designations and reflected the applicable Alternate Conversion Price.

During the period from January 1, 2025 to April 10, 2025, the Company sold 14,531 shares of Common Stock of the Company pursuant to the New Keystone Purchase Agreement for net proceeds of $1,227,242.

On February 5, 2025, the Company announced the pricing of a reasonable best efforts public offering (the “Offering”), with participation from a member of the Company’s board of directors and a single institutional investor, for the purchase and sale of (i) 127,551 shares of its common stock, par value $0.0001 per share (the “Common Stock”) or common stock equivalents in lieu thereof; and (ii) common warrants to purchase up to 127,551 shares of common stock (the “Warrants”), at a combined public offering price of $39.20 per share and Warrant. In connection with the Offering, on February 5, 2025, the Company entered into a securities purchase agreement (the “SPA”) with the investors. The SPA contains customary representations, warranties and agreements of the Company and each investor and customary indemnification rights and obligations of the parties. In connection with this offering, the Company received net proceeds of approximately $4.5 million. From January 1, 2025 to April 11, 2025, the Company issued 116,764 shares of its common stock of the aggregate amount of shares of 127,551 shares sold. The remaining 10,787 common shares are issuable.

The Warrants have an exercise price of $39.20 per share, will be immediately exercisable upon stockholder approval and will have a term of exercise equal to five years following date of the initial exercise date. The exercise price and number of shares of Common Stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Common Stock and the exercise price.

In connection with the Offering, on February 5, 2025, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”), as the exclusive placement agent in connection with the Offering (the “Placement Agent”). Pursuant to a side letter between the Placement Agent and JonesTrading Institutional Services LLC (“Jones”), dated February 3, 2025, Jones agreed to be a financial advisor for the Offering. In connection with the services provided by Jones, the Placement Agent and Jones agreed that the Placement Agent will receive an aggregate fee equal to 6% of the gross proceeds received in the Offering and Jones will receive an aggregate fee equal to 3% of the gross proceeds received in the Offering. In addition, the Company agreed to reimburse the Placement Agent for its legal fees and expenses and other out-of-pocket expenses in an amount up to $85,000, non-accountable expenses of up to $25,000 and has agreed to reimburse Jones for all reasonable and documented out-of-pocket fees and expenses, including but not limited to travel and other out-of-pocket expenses in an amount not to exceed $15,000.

The Company’s directors and executive officers agreed not to offer, issue, sell, contract to sell, encumber, grant any option for the sale of or otherwise dispose of any shares of common stock or other securities convertible into or exercisable or exchangeable for common stock for a period of 90 days following the closing date of the Offering, which terms may be waived in the sole discretion of and without notice by the Placement Agent, subject to certain exceptions. In addition, the Company has agreed to not enter into variable rate financings for a period of 180 days following the closing date, subject to certain exceptions, or enter into any equity financings for a period of 60 days following the closing date, subject to certain exceptions.

In connection with the Offering, the Conversion Price of the Series A Preferred Stock and Series C Preferred Stock reset to $39.60 per share of Common Stock.

On March 4, 2025, the Company’s Board of Directors granted directors, officers and employees options to purchase up to 20,313 shares of common stock for $28.60 per share. The grants have various vesting conditions, including time-based and performance-based terms. These stock options expire on March 4, 2035.

On March 10, 2025, the Company redeemed 316 shares of Series C Preferred Stock from certain investors for a cash payment of $395,000, or $1,250 per share of Series C Preferred Stock.